Significant Accounting Policies (Schedule of Deferred Membership Fee) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Movement in Deferred Revenue [Roll Forward]
Deferred revenue	$ 744	$ 759	$ 641
Cash received from members	1,371	1,333	1,410
Membership fee revenue recognized	(1,372)	(1,348)	(1,292)
Deferred revenue	$ 743	$ 744	$ 759